Unaudited Condensed Consolidated Statements of Financial Position - GBP (£)	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 6,580,000	£ 8,944,000
Right of use assets	23,963,000	22,593,000
Other non-current assets	6,749,000	4,935,000
Deferred tax asset	3,860,000	2,575,000
Total non-current assets	41,152,000	39,047,000
Current assets
Inventory	854,000	0
Trade and other receivables	40,968,000	15,208,000
Tax receivable	14,510,000	9,632,000
Cash and cash equivalents	347,189,000	237,886,000
Total current assets	403,521,000	262,726,000
Total assets	444,673,000	301,773,000
Equity
Share capital	96,000	88,000
Share premium	120,147,000	212,238,000
Foreign currency translation reserve	(1,759,000)	89,000
Other reserves	337,847,000	386,167,000
Share-based payment reserve	74,538,000	54,357,000
Accumulated deficit	(236,050,000)	(481,392,000)
Total equity	294,819,000	171,547,000
Non-current liabilities
Interest-bearing loans and borrowings	45,563,000	37,226,000
Deferred revenue	0	6,408,000
Lease liabilities	26,965,000	25,355,000
Provisions	108,000	57,000
Total non-current liabilities	72,636,000	69,046,000
Current liabilities
Trade and other payables	64,928,000	35,436,000
Deferred revenue	10,681,000	24,450,000
Lease liabilities	1,553,000	1,255,000
Provisions	56,000	39,000
Total current liabilities	77,218,000	61,180,000
Total liabilities	149,854,000	130,226,000
Total equity and liabilities	£ 444,673,000	£ 301,773,000